Available-for-sale securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jul. 29, 2015
Available-for-sale Securities	$ 74,666,865	$ 181,164,778
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	(18,172,231)	44,621,498
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		$ 178,485,994
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	$ (72,688,925)
Nationa Equities Exchange And Quotations [Member] | Shanghai Yimeng [Member]
Percentage Of Ownership Interest			10.34%